Note 18 - Assets Classified as Held for Sale (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Assets held for sale [text block]
(US dollars in thousands)	% Owned	201 9	2018	2017
Innovative Solar Ventures I, LLC	50%	13,530	-	-
US-NC-31 Sponsor Partner, LLC	14.45%	-	6,595	-
US-NC-47 Sponsor Partner, LLC	10%	-	4,841	-
Total		13,530	11,436	-

Disclosure of joint ventures [text block]
(US dollars in thousands)	2019	2018	2017
Capital commitment	15,044	14,904	-
Commission credit	(770)	(757)	-
Discontinued projects	(848)	-	-
Acquisition costs	104	-	-
Net assets	13,530	14,147	-
(US dollars in thousands)	2019	2018	2017
Current assets	1,187	1,373	-
Non-current assets	27,107	26,921	-
Net assets	28,294	28,294	-
(US dollars in thousands)	2019	2018	2017
Opening net assets	28,294	-	-
Initial investment	-	29,808	-
Commission credit	-	(1,514)	-
Net assets	28,294	28,294	-
VivoPower share in %	50%	50%	-
VivoPower share in $	14,148	14,147	-
Commission credit	(721)	-	-
Acquisition costs	103	-	-
Net Assets	13,530	14,147	-